Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Class I | Apollo Global Mangement [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Class I | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%
Class I | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Class I | Citi Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Class I | Citizens Finacial Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Class I | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Class I | Atlanticus Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Class I | Aspen Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%
Class I | Arbor Realty Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
Class I | Traditional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	71.83%
Class I | Bonds And Corporate Bond Trust Certificated [Member]
Holdings [Line Items]
Percent of Total Investments	17.17%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Class I | Reit Senior Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
Class I [Default Label] | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I [Default Label] | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Class I [Default Label] | Berry Global Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Class I [Default Label] | Crane N X T [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Class I [Default Label] | U G I [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
Class I [Default Label] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Class I [Default Label] | Magnera [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Class I [Default Label] | Inter Active Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
Class I [Default Label] | Howard Hughes Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Class I [Default Label] | Atmus Filtration Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Class I [Default Label] | Eaton Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Class I [Default Label] | United Health Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.52%
Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Class S | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	22.01%
Class S | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.82%
Class S | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.74%
Class S | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Class S | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.01%
Class S | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class S | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Class S | Communication [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class S | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Class S | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class S | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Class S | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C 0000144725 [Member] | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C 0000144725 [Member] | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
C 0000144725 [Member] | Berry Global Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
C 0000144725 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
C 0000144725 [Member] | Magnera [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
C 0000144725 [Member] | Howard Hughes Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
C 0000144725 [Member] | Crane N X T Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
C 0000144725 [Member] | U G I Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
C 0000144725 [Member] | I A C Inter Active Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
C 0000144725 [Member] | Atmus Filtration [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.44%
class I | Crawford And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
class I | Silvercrest Asset Management Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
class I | International Money Express [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
class I | Tip Tree [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
class I | Newtek Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
class I | American Coastal Insuance [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
class I | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
class I | Allient [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
class I | C P I Card Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.44%
class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.55%
class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.25%
class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	34.73%
class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Class i | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.71%
Class i | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	5.98%
Class i | Apple [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
Class i | Micorsoft [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class i | Abb Vie [Member]
Holdings [Line Items]
Percent of Total Investments	5.35%
Class i | The Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
Class i | Houlihan Lokey Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
Class i | E O G Resources [Member]
Holdings [Line Items]
Percent of Total Investments	3.91%
Class i | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.24%
Class i | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.67%
Class i | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Class i | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.07%
Class i | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.91%
Class i | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
Class i | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Class i | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class i | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.82%
Class i | Money Maket Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%